Partners’ Capital - Partnership units (Table) (Details) - shares	Jun. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Common units	54,887,313	55,039,143
General partner units	348,570	348,570
Treasury Units	2,122,352	870,522
Total partnership units	57,358,235	56,258,235